PENSION AND POSTRETIREMENT BENEFIT - Pension Benefit Payments Expected to Be Paid (Details) - Pension Benefits $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
2023
Disclosure of defined benefit plans [line items]
Future payments	$ 46
2024
Disclosure of defined benefit plans [line items]
Future payments	39
2025
Disclosure of defined benefit plans [line items]
Future payments	31
2026
Disclosure of defined benefit plans [line items]
Future payments	30
2027-2031
Disclosure of defined benefit plans [line items]
Future payments	$ 158